Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS Alternative Asset Allocation VIP
	Shares	Value ($)

Mutual Funds 61.3%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	2,806,557	21,414,027
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	9,527,293	97,273,658
DWS Floating Rate Fund "Institutional" (a)	5,069,505	39,643,531
DWS Global Macro Fund "Institutional" (a)	3,223,459	32,847,043
DWS RREEF Global Infrastructure Fund "Institutional" (a)	3,302,932	60,806,973
DWS RREEF Real Estate Securities Fund "Institutional" (a)	1,714,848	43,368,504
Total Mutual Funds (Cost $271,872,821)		295,353,736

Exchange-Traded Funds 25.4%
iShares Global Infrastructure ETF	215,205	10,945,326
iShares JP Morgan USD Emerging Markets Bond ETF	210,018	20,531,360
iShares Preferred & Income Securities ETF	596,565	21,726,897
SPDR Blackstone Senior Loan ETF	280,331	12,603,682
SPDR Bloomberg Convertible Securities ETF	737,128	56,722,000
Total Exchange-Traded Funds (Cost $102,763,632)		122,529,265

Cash Equivalents 13.4%
DWS Central Cash Management Government Fund, 0.28% (a) (b)	10,912,553	10,912,553
DWS ESG Liquidity Fund "Institutional", 0.38% (a)	53,602,581	53,565,059
Total Cash Equivalents (Cost $64,504,429)		64,477,612

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $439,140,882)	100.1	482,360,613
Other Assets and Liabilities, Net	(0.1)	(354,517)
Net Assets	100.0	482,006,096
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Mutual Funds 61.3%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
24,615,718	303,963	—	—	(3,505,654)	303,963	—	2,806,557	21,414,027
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
79,225,180	53,325	—	—	17,995,153	53,325	—	9,527,293	97,273,658
DWS Floating Rate Fund "Institutional" (a)
39,810,871	332,703	—	—	(500,043)	336,725	—	5,069,505	39,643,531
DWS Global Macro Fund "Institutional" (a)
33,828,146	142,502	—	—	(1,123,605)	142,502	—	3,223,459	32,847,043
DWS RREEF Global Infrastructure Fund "Institutional" (a)
61,417,258	167,944	2,405,400	136,226	1,490,945	104,875	—	3,302,932	60,806,973
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)
5,306,244	—	4,971,737	659,986	(994,493)	—	—	—	—

Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
DWS RREEF Real Estate Securities Fund "Institutional" (a)
52,375,661	7,308,191	11,895,000	115,294	(4,535,642)	91,891	—	1,714,848	43,368,504
Cash Equivalents 13.4%
DWS Central Cash Management Government Fund, 0.28% (a) (b)
11,467,666	35,118,444	35,673,557	—	—	2,555	—	10,912,553	10,912,553
DWS ESG Liquidity Fund "Institutional", 0.38% (a)
31,709,226	21,883,012	—	—	(27,179)	18,568	—	53,602,581	53,565,059
339,755,970	65,310,084	54,945,694	911,506	8,799,482	1,054,404	—	90,159,728	359,831,348
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$295,353,736	$—	$—	$295,353,736
Exchange-Traded Funds	122,529,265	—	—	122,529,265
Short-Term Investments	64,477,612	—	—	64,477,612
Total	$482,360,613	$—	$—	$482,360,613
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2AAA-PH1
R-080548-1 (1/23)